Finance Expense (Tables)	9 Months Ended
Dec. 31, 2024
Interest costs [Abstract]
Schedule of finance cost [Table Text Block]
	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023
	$	$	$	$
Interest and accretion on convertible loan	253	587	1,195	1,872
Interest on lease liabilities	103	127	332	407
Interest on loans payable	109	129	333	281
Interest on term loan	57	69	165	166
Total	522	912	2,025	2,726